Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.6%

AUSTRALIA — 3.3%
BHP Group Ltd.	493,833	$14,016,629
Rio Tinto PLC	245,966	15,444,818
Woodside Energy Group Ltd.	133,049	3,073,943
		32,535,390
BRAZIL — 2.1%
B3 SA — Brasil Bolsa Balcao	3,713,400	9,064,551
MercadoLibre, Inc. *	8,831	11,196,648
		20,261,199
CANADA — 1.1%
Shopify, Inc., Class A *	195,019	10,642,187

CHINA — 5.9%
Alibaba Group Holding Ltd. *	834,432	9,047,067
Li Auto, Inc., Class A *	693,436	12,374,815
Ping An Insurance Group Co. of China Ltd., Class H	1,652,000	9,369,561
Prosus NV *	932,833	27,486,886
		58,278,329
DENMARK — 0.7%
Genmab A/S *	19,927	7,055,168

FRANCE — 2.2%
Adevinta ASA *	468,111	4,611,703
Pernod Ricard SA	71,585	11,918,184
Sartorius Stedim Biotech	19,446	4,626,271
		21,156,158
GERMANY — 0.6%
adidas AG	33,079	5,802,344

HONG KONG — 2.5%
AIA Group Ltd.	1,763,200	14,259,258
Prudential PLC	958,906	10,307,604
		24,566,862
INDIA — 3.5%
HDFC Bank Ltd.	618,164	11,337,075
Reliance Industries Ltd. GDR	420,290	23,434,179
		34,771,254
IRELAND — 2.3%
Ryanair Holdings PLC ADR *	228,599	22,222,109

JAPAN — 4.4%
CyberAgent, Inc.	555,400	2,989,746
Hoshizaki Corp.	76,000	2,638,286
Nippon Paint Holdings Co., Ltd.	640,800	4,303,695
Olympus Corp.	898,000	11,659,172
Shiseido Co., Ltd.	232,100	8,133,751
SMC Corp.	18,300	8,203,201
Sysmex Corp.	116,500	5,535,751
		43,463,602
MACAU — 0.7%
Sands China Ltd. *	2,162,800	6,577,032

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
NETHERLANDS — 0.9%
Adyen NV *	4,212	$3,122,920
ASM International NV	13,061	5,454,179
		8,577,099
NORWAY — 0.7%
Schibsted ASA, Class A	299,308	6,716,527

RUSSIA — 0.0% (a)
Sberbank of Russia PJSC *(b)	1,284,860	0

SINGAPORE — 0.5%
Sea Ltd. ADR *	110,469	4,855,113

SOUTH KOREA — 1.1%
Coupang, Inc. *	352,284	5,988,828
Samsung Electronics Co., Ltd.	97,534	4,930,747
		10,919,575
SWEDEN — 1.9%
Atlas Copco AB, B Shares	954,444	11,162,273
Epiroc AB, B Shares	461,896	7,389,089
		18,551,362
SWITZERLAND — 1.1%
Cie Financiere Richemont SA	88,385	10,763,813

TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	896,000	14,610,395

UNITED KINGDOM — 0.1%
Farfetch Ltd., Class A *	591,704	1,236,661

UNITED STATES — 61.5%
Adobe, Inc. *	18,782	9,576,942
Advanced Drainage Systems, Inc.	80,748	9,191,545
Advanced Micro Devices, Inc. *	42,235	4,342,603
Albemarle Corp.	52,042	8,849,222
Alnylam Pharmaceuticals, Inc. *	66,022	11,692,496
Alphabet, Inc., Class C *	195,146	25,730,000
Amazon.com, Inc. *	251,911	32,022,926
Analog Devices, Inc.	65,788	11,518,821
Arthur J Gallagher & Co.	58,832	13,409,578
Broadridge Financial Solutions, Inc.	71,132	12,736,185
CBRE Group, Inc., Class A *	124,703	9,210,564
Certara, Inc. *	230,222	3,347,428
Charles Schwab Corp. (The)	176,196	9,673,160
Chewy, Inc., Class A *	194,962	3,560,006
Cloudflare, Inc., Class A *	148,457	9,358,729
Comfort Systems USA, Inc.	29,192	4,974,609
CoStar Group, Inc. *	111,014	8,535,866
CRH PLC	443,789	24,467,931
Datadog, Inc., Class A *	60,645	5,524,153
DoorDash, Inc., Class A *	114,543	9,102,732
Eaton Corp. PLC	45,767	9,761,186
Elevance Health, Inc.	72,487	31,562,289
Entegris, Inc.	93,167	8,749,313
Estee Lauder Cos., Inc. (The), Class A	40,471	5,850,083

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
UNITED STATES (continued)
Exact Sciences Corp. *	51,928	$3,542,528
Floor & Decor Holdings, Inc., Class A *	61,215	5,539,957
Howard Hughes Holdings, Inc. *	62,682	4,646,617
Illumina, Inc. *	35,200	4,832,256
Markel Group, Inc. *	6,921	10,191,103
Martin Marietta Materials, Inc.	79,381	32,584,313
Mastercard, Inc., Class A	52,871	20,932,158
Meta Platforms, Inc., Class A *	76,575	22,988,581
Microsoft Corp.	108,465	34,247,824
Moderna, Inc. *	76,675	7,919,761
Moody’s Corp.	92,798	29,339,944
Netflix, Inc. *	15,748	5,946,445
Novocure Ltd. *	66,062	1,066,901
NVIDIA Corp.	19,046	8,284,819
Pool Corp.	15,758	5,611,424
Royalty Pharma PLC, Class A	431,139	11,701,112
S&P Global, Inc.	31,894	11,654,386
Service Corp. International	343,559	19,630,961
SiteOne Landscape Supply, Inc. *	52,999	8,662,687
Snowflake, Inc., Class A *	29,296	4,475,550
Spotify Technology SA *	20,495	3,169,347
STAAR Surgical Co. *	51,545	2,071,078
Teradyne, Inc.	115,123	11,565,257
Tesla, Inc. *	55,938	13,996,806
Thermo Fisher Scientific, Inc.	15,946	8,071,387
Trade Desk, Inc. (The), Class A *	226,957	17,736,690
Wayfair, Inc., Class A *	48,200	2,919,474
YETI Holdings, Inc. *	154,479	7,448,977
		603,526,710
TOTAL INVESTMENTS — 98.6%
(cost $756,238,372)		$967,088,889
Other assets less liabilities — 1.4%		13,694,699
NET ASSETS — 100.0%		$980,783,588

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$644,264,876	$322,824,013	$0	$967,088,889
Total	$644,264,876	$322,824,013	$0	$967,088,889

** Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, during the year ended December 31, 2022, management made the decision to value all the Russian securities listed in the Portfolio of Investments to $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended September 30, 2023.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.